Employee Savings and Pension Plan - Expected Payments of Benefits in Future Periods (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Retirement Benefits [Abstract]
2020	$ 941
2021	955
2022	971
2023	986
2024	1,002
Next 5 years	5,248
Total	$ 10,103